Employee Benefit Liabilities (Details) - Schedule of Defined Benefit Plans - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Defined Benefit Plans [Abstract]
Defined benefit obligation	$ 91,973	$ 123,138
Fair value of plan assets	(82,857)	(110,497)
Net defined benefit liability	$ 9,116	$ 12,641